IPS Strategic Capital Absolute Return Fund
		Schedule of Investments
		May 31, 2023 (Unaudited)
Shares/Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity Funds
1	SPDR S&P 500 ETF Trust			$ 418	0.00%
Total for Exchange Traded Funds (Cost $209)

U.S. TREASURY BILLS
$ 2,500,000	4.95%, due 06/27/2023 ** *** +			2,490,844
2,500,000	5.02%, due 07/27/2023 ** *** +			2,479,839
2,500,000	5.05%, due 08/31/2023 ** *** +			2,466,769
Total for Government Securities (Cost $7,441,140)				7,437,452	17.26%

MONEY MARKET FUNDS
3,439,008	Federated Hermes Government Obligations Fund - Institutional
	Class 4.90% ****			3,439,008	7.98%
Total for Money Market Funds (Cost $3,439,008)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
CBOE S&P 500 Index *
June 16, 2023 Calls @ $4,000		40	$ 16,000,000	808,000
July 21, 2023 Calls @ $4,000		8	3,200,000	196,320
September 15, 2023 Calls @ $3,950		9	3,555,000	311,805
September 15, 2023 Calls @ $4,000		50	20,000,000	1,529,250
September 15, 2023 Calls @ $4,525		43	19,457,500	86,645
November 17, 2023 Calls @ $4,000		50	20,000,000	1,837,000
November 17, 2023 Calls @ $4,175		5	2,087,500	119,825
December 15, 2023 Calls @ $4,000		50	20,000,000	1,950,750
December 15, 2023 Calls @ $4,175		9	3,757,500	237,555
Janaury 19, 2024 Calls @ $4,025		4	1,610,000	160,440
Janaury 19, 2024 Calls @ $4,075		4	1,630,000	145,740
Feburary 16, 2024 Calls @ $4,000		53	21,200,000	2,344,985
Feburary 16, 2024 Calls @ $4,075		3	1,222,500	116,265
Feburary 16, 2024 Calls @ $4,175		4	1,670,000	127,000
March 15, 2024 Calls @ $4,000		53	21,200,000	2,447,805
March 15, 2024 Calls @ $4,075		7	2,852,500	285,215
April 19, 2024 Calls @ $4,100		5	2,050,000	207,825
May 17, 2024 Calls @ $4,150		8	3,320,000	319,560
June 21, 2024 Calls @ $4,175		10	4,175,000	404,150

Total for Call Options Purchased (Premiums Paid - $12,945,760)			168,987,500	13,636,135

Put Options Purchased
CBOE S&P 500 Index *
May 31, 2023 Puts @ $3,600		80	28,800,000	400
May 31, 2023 Puts @ $3,800		80	30,400,000	400
June 16, 2023 Puts @ $5,000		40	20,000,000	3,230,400
June 30, 2023 Puts @ $4,175		5	2,087,500	28,925
September 15, 2023 Puts @ $5,000		50	25,000,000	3,775,500
November 17, 2023 Puts @ $5,000		50	25,000,000	3,612,750
December 15, 2023 Puts @ $5,000		50	25,000,000	3,551,250
February 16, 2024 Puts @ $5,000		53	26,500,000	3,615,130
March 15, 2024 Puts @ $5,000		53	26,500,000	3,578,295

Total for Put Options Purchased (Premiums Paid - $27,801,919)			209,287,500	21,393,050

Total Options Purchased (Premiums Paid - $40,747,680)			$ 378,275,000	35,029,185	81.28%

Total Investment Securities (Cost - $51,628,036)				45,906,063	106.52%

	Liabilities in Excess of Other Assets			(2,811,580)	-6.52%

	Net Assets			$ 43,094,483	100.00%

IPS Strategic Capital Absolute Return Fund
		Schedule of Options Written
		May 31, 2023 (Unaudited)
CALL/PUT OPTIONS WRITTEN			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
June 16, 2023 Calls @ $5,000		40	$ 20,000,000	$ 120
September 15, 2023 Calls @ $5,000		50	25,000,000	3,000
November 17, 2023 Calls @ $5,000		50	25,000,000	19,000
December 15, 2023 Calls @ $5,000		50	25,000,000	30,500
February 16, 2024 Calls @ $5,000		53	26,500,000	74,200
March 15, 2024 Calls @ $5,000		53	26,500,000	102,555

Total for Call Options Written (Premiums Recieved - $625,301)			148,000,000	229,375

Put Options Written
CBOE S&P 500 Index *
May 31, 2023 Puts @ $3,700		160	59,200,000	800
June 16, 2023 Puts @ $4,000		40	16,000,000	47,800
June 30, 2023 Puts @ $3,800		10	3,800,000	9,650
July 21, 2023 Puts @ $3,425		14	4,795,000	9,450
September 15, 2023 Puts @ $3,150		15	4,725,000	19,200
September 15, 2023 Puts @ $4,000		50	20,000,000	380,500
November 17, 2023 Puts @ $3,400		8	2,720,000	29,840
November 17, 2023 Puts @ $4,000		50	20,000,000	553,000
December 15, 2023 Puts @ $3,400		15	5,100,000	66,150
December 15, 2023 Puts @ $4,000		50	20,000,000	615,500
January 19, 2024 Puts @ $3,200		7	2,240,000	26,775
January 19, 2024 Puts @ $3,300		6	1,980,000	26,670
February 16, 2024 Puts @ $3,250		6	1,950,000	28,290
February 16, 2024 Puts @ $3,325		8	2,660,000	42,120
February 16, 2024 Puts @ $4,000		53	21,200,000	782,545
March 15, 2024 Puts @ $3,225		13	4,192,500	66,365
March 15, 2024 Puts @ $4,000		53	21,200,000	839,520
April 19, 2024 Puts @ $3,250		9	2,925,000	53,640
May 17, 2024 Puts @ $3,325		14	4,655,000	101,570
June 21, 2024 Puts @ $3,350		17	5,695,000	139,060

Total for Put Options Written (Premiums Recieved - $9,792,253)			225,037,500	3,838,445

Total Options (Premiums Recieved - $10,417,554)			$ 373,037,500	$ 4,067,820

* Non-Income Producing Securities.
** Zero coupon bond. Coupon rate disclosed represents yield at purchase.
*** Level 2 Security. See Note 2
**** The rate shown represents the 7-day yield at May 31, 2023.
+ Portion or all of the security is pledged as collateral for options written.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at May 31, 2023, was $10,880,357 and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 209
		Unrealized Depreciation		(3,688)
		Unrealized Depreciation		$ (3,479)

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s best information about the assumptions a market participant would use in valuing the asset or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (ETFs). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid or ask, it is generally categorized as a level 2 security. When market quotations are not readily available or when a Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures and are categorized as level 2 or level 3, as appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Derivative instruments. Listed derivatives, including purchased options and written options, will be valued at the mean of the bid and ask price on the primary exchange on which the option trades and are categorized at level 1 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades or if the Valuation Designee determines that the mean of the bid and ask price does not accuratley reflect the current value, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.

Fixed income securities. Fixed income securities, including government securities denominated in U.S. dollars, valued using market quotations in an active market, will be categorized as level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as level 2 securities.

In accordance with the Trust's good fair pricing guidelines, the Fund's Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by a Fund's Valuation Committee is the price at which the security could reasonably be sold in a current market transaction. Methods that are in accord with this principle may, for example, be based on a multiple of earnings; a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or yield to maturity and credit spread with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Designee.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2023:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 418	$ -	$ -	$ 418
Government Securities		-	7,437,452	-	7,437,452
Options Purchased		35,029,185	-	-	35,029,185
Money Market Funds		3,439,008	-	-	3,439,008
Total		$ 38,468,611	$ 7,437,452	$ -	$ 45,906,063

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 4,067,820	$ -	$ -	$ 4,067,820
Total		$ 4,067,820	$ -	$ -	$ 4,067,820

3. OPTIONS WRITTEN

As of May 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the call options may also limit the Fund’s gain on the underlying securities. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. Options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of May 31, 2023, cash of $1,314,253 was held at the broker as collateral for options transactions.